Financial Highlights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financial Highlights

8 - Financial Highlights

The Trust is presenting the following financial highlights related to investment performance and operations for the period from January 1, 2012 through June 30, 2012. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and expense ratios have been annualized. The total return is based on the change in the net asset value of a Share during the period.

Net asset value per Share, beginning of period	$48.83
Net investment loss	(0.23)
Net realized and unrealized gain	0.02

Net decrease in net assets from operations	(0.21)

Net asset value per Share, end of period	$48.62

Ratio to average net assets:
Net investment loss(a)	(0.96)%
Expenses(a)	1.05%

Total return(b)	(0.43)%

(a)	Percentage is annualized.
(b)	Percentage is not annualized.

8 - Financial Highlights

The Trust is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2011, 2010 and the period from October 6, 2009 (commencement of operations) through December 31, 2009. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and expense ratios for the period from October 6, 2009 through December 31, 2009 have been annualized. The total return is based on the change in the net asset value of a Share during the period.

	Years Ended December 31,		Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
	2011	2010
Net asset value per Share, beginning of period	$50.43	$49.52	$50.00

Net investment loss	(0.46)	(0.42)	(0.11)
Net realized and unrealized gain (loss)	(1.14)	1.33	(0.37)

Net increase (decrease) in net assets from operations	(1.60)	0.91	(0.48)

Net asset value per Share, end of period	$48.83	$50.43	$49.52

Ratio to average net assets:
Net investment loss	(0.92)%	(0.84)%	(0.92)%
Expenses	1.02%	1.01%	1.01%

Total return	(3.17)%	1.84%	(0.96)%